STAFF COSTS - Schedule of Key Management Personnel Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total staff costs
Short-term remuneration	$ 917	$ 755	$ 761
Wages and salaries	55,300	47,300	46,900
Share-based compensation	34,100	30,300	23,000
Christopher H. Boehringer
Total staff costs
Short-term remuneration	231	212	214
David N. Weinstein
Total staff costs
Short-term remuneration	257	217	219
Göran Trapp
Total staff costs
Short-term remuneration	200	163	164
Annette Malm Justad
Total staff costs
Short-term remuneration	229	163	164
Jacob Meldgaard | TORM A/S
Total staff costs
Wages and salaries	1,233	1,141	1,119
Taxable benefits	42	40	40
Annual performance bonus	1,393	1,233	1,277
Share-based compensation	0	0	0
Total	2,668	2,414	2,436
Jacob Meldgaard | TORM PLC
Total staff costs
Wages and salaries	80	76	77
Taxable benefits	0	0	0
Annual performance bonus	0	0	0
Share-based compensation	6,574	5,530	4,383
Total	$ 6,654	$ 5,606	$ 4,460